Schedule of Investments Municipal Fund Inc.^ (Unaudited)
January 31, 2024

Principal Amount		Value
Loan Assignments(a) 0.2%
Oil, Gas & Consumable Fuels 0.2%
	Rialto Bioenergy Facility LLC
$494,337	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 4/30/2024	$494,337 #(b)(c)(d)
411,064	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 4/30/2024	374,804 #(c)(d)

Total Loan Assignments (Cost $884,038)		869,141
Municipal Notes 163.8%
Alabama 1.0%
3,125,000	Energy Southeast A Cooperative District Revenue, Series 2023 A-1, 5.50%, due 11/1/2053 Putable 1/1/2031	3,408,388
American Samoa 0.8%
2,800,000	American Samoa Economic Development Authority General Revenue Refunding, Series 2015-A, 6.25%, due 9/1/2029	2,897,710
Arizona 0.8%
500,000	Maricopa County Industrial Development Authority Education Refunding Revenue (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	501,442 (e)
1,545,000	Navajo Nation Refunding Revenue, Series 2015-A, 5.00%, due 12/1/2025	1,565,013 (e)
480,000	Phoenix Industrial Development Authority Education Revenue (Great Hearts Academies Project), Series 2014, 3.75%, due 7/1/2024	478,114
205,000	Phoenix-Mesa Gateway Airport Authority Special Facility Revenue (Mesa Project), Series 2012, 5.00%, due 7/1/2024	205,212
		2,749,781
California 35.7%
	California Educational Facilities Authority Refunding Revenue (University of Redlands)
250,000	Series 2016-A, 5.00%, due 10/1/2028	258,036
260,000	Series 2016-A, 3.00%, due 10/1/2029	252,098
400,000	Series 2016-A, 3.00%, due 10/1/2030	385,524
1,000,000	California Educational Facilities Authority Revenue (Green Bond- Loyola Marymount University), Series 2018-B, 5.00%, due 10/1/2048	1,042,878
	California Housing Finance Agency Municipal Certificate
1,213,479	Class A, Series 2019-2, 4.00%, due 3/20/2033	1,220,035
957,552	Class A, Series 2021-1-A, 3.50%, due 11/20/2035	902,230
480,000	California Infrastructure & Economic Development Bank Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	385,610 (e)
530,000	California Infrastructure & Economic Development Bank State School Fund Revenue (King City Joint Union High School), Series 2010, 5.13%, due 8/15/2024	530,513
	California Municipal Finance Authority Charter School Lease Revenue (Sycamore Academy Project)
215,000	Series 2014, 5.00%, due 7/1/2024	214,719 (e)
630,000	Series 2014, 5.13%, due 7/1/2029	630,263 (e)
1,000,000	Series 2014, 5.63%, due 7/1/2044	999,342 (e)
	California Municipal Finance Authority Charter School Lease Revenue (Vista Charter Middle School Project)
160,000	Series 2014, 5.00%, due 7/1/2024	160,136
930,000	Series 2014, 5.13%, due 7/1/2029	932,134
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
110,000	Series 2015-A, 4.50%, due 10/1/2025	109,281
1,115,000	Series 2019-A, 5.00%, due 10/1/2049	1,027,246 (e)
1,500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	1,513,842 (e)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$1,070,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	$1,083,127 (e)
	California Municipal Finance Authority Revenue (Northbay Healthcare Group)
350,000	Series 2015, 5.00%, due 11/1/2035	350,595
500,000	Series 2015, 5.00%, due 11/1/2040	491,288
300,000	Series 2015, 5.00%, due 11/1/2044	288,174
500,000	Series 2017-A, 5.25%, due 11/1/2036	505,965
	California Municipal Finance Authority Revenue (Touro College & University Systems Obligated Group)
585,000	Series 2014-A, 4.00%, due 1/1/2026 Pre-Refunded 7/1/2024	587,529
605,000	Series 2014-A, 4.00%, due 1/1/2027 Pre-Refunded 7/1/2024	607,615
630,000	Series 2014-A, 4.00%, due 1/1/2028 Pre-Refunded 7/1/2024	632,724
330,000	Series 2014-A, 4.00%, due 1/1/2029 Pre-Refunded 7/1/2024	331,427
2,000,000	California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC-West Village Student Housing Project), Series 2018, (BAM Insured), 4.00%, due 5/15/2048	1,880,618
	California Public Finance Authority Refunding (Henry Mayo Newhall Hospital)
400,000	Series 2021-A, 4.00%, due 10/15/2027	405,188
360,000	Series 2021-A, 4.00%, due 10/15/2028	365,836
1,500,000	California School Facility Finance Authority Revenue (Green Dot Public School Project), Series 2018-A, 5.00%, due 8/1/2048	1,505,852 (e)
	California School Facility Finance Authority Revenue (KIPP LA Project)
127,000	Series 2014-A, 4.13%, due 7/1/2024	127,066 (e)
375,000	Series 2017-A, 5.00%, due 7/1/2025	379,959 (e)
130,000	Series 2017-A, 5.00%, due 7/1/2027	134,905 (e)
400,000	California School Finance Authority Revenue (Alliance College - Ready Public School Project), Series 2015-A, 5.00%, due 7/1/2030	404,865 (e)
2,195,000	California State Department of Veterans Affairs Home Purchase Refunding Revenue, Series 2016-A, 3.00%, due 6/1/2029	2,174,389
1,000,000	California State General Obligation, Series 2022, 5.00%, due 9/1/2052	1,116,220
1,125,000	California State Infrastructure & Economic Development Bank Revenue (California Academy of Sciences), Series 2018-D, (SIFMA), 4.90%, due 8/1/2047 Putable 2/1/2024	1,118,645
2,000,000	California State Pollution Control Financing Authority Revenue (San Jose Water Co. Project), Series 2016, 4.75%, due 11/1/2046	2,039,329
1,430,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Aemerage Redak Services Southern California LLC Project), Series 2016, 7.00%, due 12/1/2027	143,000 (e)(f)
2,600,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	35,100 (e)(f)
2,350,970	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	355,650 #(c)(d)(e)(f)
4,785,000	California State Pollution Control Financing Authority Water Furnishing Revenue, Series 2012, 5.00%, due 7/1/2027	4,811,426 (e)
415,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.50%, due 6/1/2031	411,655 (e)
400,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	404,179 (e)
1,060,000	California State School Finance Authority Education Facility Revenue (New Designs Charter School Administration Campus Project), Series 2019-A, 5.00%, due 6/1/2050	1,007,842 (e)
100,000	California State School Finance Authority Education Facility Revenue (Partnerships Uplifts Community Valley Project), Series 2014-A, 5.35%, due 8/1/2024 Pre-Refunded 2/1/2024	100,000 (e)
1,000,000	California Statewide Communities Development Authority College Housing Revenue (NCCD-Hooper Street LLC-College of the Arts Project), Series 2019, 5.25%, due 7/1/2052	999,952 (e)
1,325,000	California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern Project), Series 2018, 4.25%, due 1/1/2043	1,287,417
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$720,000	California Statewide Communities Development Authority Revenue (Henry Mayo Newhall Memorial Hospital), Series 2014-A, (AGM Insured), 5.00%, due 10/1/2026 Pre-Refunded 10/1/2024	$729,415
500,000	California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center), Series 2018-A, 5.50%, due 12/1/2058	510,049 (e)
600,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	602,839 (e)
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Loma Linda University Medical Center), Series 2014-A, 5.25%, due 12/1/2029	1,518,418
1,500,000	California Statewide Communities Development Authority Revenue Refunding (Redlands Community Hospital), Series 2016, 4.00%, due 10/1/2041	1,479,229
425,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	429,734
2,055,000	California Statewide Communities Development Authority Student Housing Revenue (University of Irvin Campus Apartments Phase IV), Series 2017-A, 5.00%, due 5/15/2032	2,118,330
500,000	California Statewide Communities Development Authority Student Housing Revenue Refunding (Baptist University), Series 2017-A, 5.00%, due 11/1/2032	511,614 (e)
3,115,000	Corona-Norca Unified School District General Obligation Capital Appreciation (Election 2006), Series 2009-C, (AGM Insured), 0.00%, due 8/1/2024	3,063,441
2,000,000	Davis Joint Unified School District Certificate of Participation (Yolo Co.), Series 2014, (BAM Insured), 4.00%, due 8/1/2024	2,009,211
1,250,000	Emeryville Redevelopment Agency Successor Agency Tax Allocation Refunding Revenue, Series 2014-A, (AGM Insured), 5.00%, due 9/1/2025	1,265,006
1,500,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Subseries 2014-B2, 3.50%, due 1/15/2053	1,261,202
3,935,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding, Series 2021-B-2, 0.00%, due 6/1/2066	455,370
1,000,000	Imperial Community College District General Obligation Capital Appreciation (Election 2010), Series 2011-A, (AGM Insured), 6.75%, due 8/1/2040 Pre-Refunded 8/1/2025	1,059,026
1,000,000	Inglewood Unified School District Facilities Financing Authority Revenue, Series 2007, (AGM Insured), 5.25%, due 10/15/2026	1,025,160
	Irvine Special Tax (Community Facility District No. 2005-2)
300,000	Series 2013, 4.00%, due 9/1/2024	301,354
450,000	Series 2013, 4.00%, due 9/1/2025	452,470
645,000	Series 2013, 3.50%, due 9/1/2026	645,333
690,000	Series 2013, 3.63%, due 9/1/2027	691,032
680,000	Jurupa Public Financing Authority Special Tax Revenue, Series 2014-A, 5.00%, due 9/1/2024	687,143
1,775,000	Los Angeles Department of Airports Revenue, Series 2022-G, 4.00%, due 5/15/2047	1,728,322
3,000,000	North Orange County Community College District General Obligation, Series 2022-C, 4.00%, due 8/1/2047	3,054,181
5,750,000	Norwalk-La Mirada Unified School District General Obligation Capital Appreciation (Election 2002), Series 2009-E, (Assured Guaranty Insured), 5.50%, due 8/1/2029	6,428,789
1,385,000	Ohlone Community College District General Obligation (Election 2010), Series 2014-B, 0.00%, due 8/1/2029 Pre-Refunded 8/1/2024	1,104,129
450,000	Oxnard Harbor District Revenue, Series 2011-B, 4.50%, due 8/1/2024	451,935
1,000,000	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project), Series 2014, (AGM Insured), 5.00%, due 9/1/2027	1,010,690
5,000,000	Redondo Beach Unified School District General Obligation, Series 2009, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2026	5,470,315
335,000	Riverside County Community Facilities District Special Tax Revenue (Scott Road), Series 2013, 5.00%, due 9/1/2025	335,396
300,000	Riverside County Transportation Commission Toll Revenue Refunding Senior Lien (RCTC No. 91 Express Lanes), Series 2021-B1, 4.00%, due 6/1/2046	297,042
	Romoland School District Special Tax Refunding (Community Facilities District No. 2006-1)
100,000	Series 2017, 4.00%, due 9/1/2029	101,089
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$200,000	Series 2017, 4.00%, due 9/1/2030	$202,092
525,000	Series 2017, 3.25%, due 9/1/2031	509,370
1,700,000	Sacramento Area Flood Control Agency Refunding (Consol Capital Assessment District No. 2), Series 2016-A, 5.00%, due 10/1/2047	1,760,706
	Sacramento City Finance Authority Refunding Revenue (Master Lease Program Facilities)
1,000,000	Series 2006-E, (AMBAC Insured), 5.25%, due 12/1/2024	1,019,930
400,000	Series 2006-E, (AMBAC Insured), 5.25%, due 12/1/2026	429,867
1,950,000	Sacramento County Airport System Revenue Refunding, Series 2018-C, 5.00%, due 7/1/2033	2,059,953
500,000	Sacramento Special Tax (Natomas Meadows Community Facilities District No. 2007-01), Series 2017, 5.00%, due 9/1/2047	510,861 (e)
2,000,000	San Bernardino Community College District General Obligation Capital Appreciation (Election), Series 2009-B, 6.38%, due 8/1/2034 Pre-Refunded 8/1/2024	2,032,075
2,000,000	San Luis Coastal Unified School District General Obligation (Election 2022), Series 2023-A, 4.00%, due 8/1/2053	2,010,463
6,000,000	San Mateo Foster City School District General Obligation Capital Appreciation (Election 2008), Series 2010, 6.13%, due 8/1/2032	6,983,968
30,000	Sulphur Springs Union School District Certificate of Participation Conv. Capital Appreciation Bonds, Series 2010, (AGM Insured), 6.50%, due 12/1/2037	30,846
2,000,000	Sweetwater Union High School District Public Financing Authority Revenue, Series 2013, (BAM Insured), 5.00%, due 9/1/2025	2,011,712
2,000,000	Twin Rivers Unified School District General Obligation (Election 2022), Series 2023-A, (BAM Insured), 4.13%, due 8/1/2047	2,038,644
200,000	University of California Regents Medical Center Pooled Revenue Refunding, Series 2020-0-1, 2.90%, due 5/15/2045	200,000 (g)
12,070,000	Victor Valley Community College District General Obligation Capital Appreciation (Election 2008), Series 2009-C, 6.88%, due 8/1/2037	14,521,066
5,095,000	Victor Valley Joint Union High School District General Obligation Capital Appreciation Bonds, Series 2009, (Assured Guaranty Insured), 0.00%, due 8/1/2026	4,719,122
3,500,000	William S. Hart Union High School District General Obligation Capital Appreciation (Election 2001), Series 2005-B, (AGM Insured), 0.00%, due 9/1/2026	3,225,532
5,250,000	Wiseburn School District General Obligation Capital Appreciation (Election 2010), Series 2011-B, (AGM Insured), 0.00%, due 8/1/2036	5,884,573 (h)
		127,599,468
Colorado 1.9%
	Colorado Educational & Cultural Facilities Authority Revenue (Charter School- Atlas Preparatory School Project)
550,000	Series 2015, 4.50%, due 4/1/2025	553,078 (e)
1,000,000	Series 2015, 5.13%, due 4/1/2035 Pre-Refunded 4/1/2025	1,022,452 (e)
1,350,000	Series 2015, 5.25%, due 4/1/2045 Pre-Refunded 4/1/2025	1,382,222 (e)
2,000,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	2,059,512 (e)
5,066,666	Villages at Castle Rock Metropolitan District No. 6 (Cabs - Cobblestone Ranch Project), Series 2007-2, 0.00%, due 12/1/2037	1,700,795
		6,718,059
Connecticut 0.2%
750,000	Hamden General Obligation, Series 2013, (AGM Insured), 3.13%, due 8/15/2025	746,036
District of Columbia 1.7%
5,600,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2020-DBE-8070, 4.95%, due 8/1/2040	5,600,000 (e)(g)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
District of Columbia – cont'd
$650,000	District of Columbia Student Dormitory Revenue (Provident Group-Howard Property), Series 2013, 5.00%, due 10/1/2045	$620,978
		6,220,978
Florida 3.7%
800,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	8,000 (e)(f)
2,000,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	1,580,171 (e)
770,000	Cityplace Community Development District Special Assessment Refunding Revenue, Series 2012, 5.00%, due 5/1/2026	783,489
1,750,000	Florida Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc.), Series 2014-A, 5.75%, due 6/15/2029	1,755,164 (e)
1,075,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	1,042,086
8,000,000	Hillsborough County Industrial Development Authority Hospital Revenue (Tampa General Hospital Project), Series 2020, 3.50%, due 8/1/2055	6,237,036
840,000	Village Community Development District No. 11 Special Assessment Revenue, Series 2014, 4.13%, due 5/1/2029	840,017
960,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	789,454
		13,035,417
Georgia 1.6%
6,000,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	5,791,948 (e)
Guam 1.9%
	Antonio B Won Pat International Airport Authority Revenue Refunding
525,000	Series 2023-A, 5.38%, due 10/1/2040	526,887
750,000	Series 2023-A, 5.38%, due 10/1/2043	751,703
700,000	Guam Government Business Privilege Tax Revenue Refunding, Series 2021-F, 4.00%, due 1/1/2036	707,181
650,000	Guam Government Hotel Occupancy Tax Revenue, Series 2021-A, 5.00%, due 11/1/2035	697,877
600,000	Guam Government Hotel Occupancy Tax Revenue Refunding, Series 2021-A, 5.00%, due 11/1/2040	621,871
	Guam Power Authority Revenue
1,000,000	Series 2022-A, 5.00%, due 10/1/2035	1,095,650
1,035,000	Series 2022-A, 5.00%, due 10/1/2036	1,123,663
1,075,000	Series 2022-A, 5.00%, due 10/1/2037	1,157,387
		6,682,219
Illinois 10.9%
5,705,000	Berwyn General Obligation, Series 2013-A, 5.00%, due 12/1/2027	5,709,099
	Chicago General Obligation
2,000,000	Series 2002-B, 5.00%, due 1/1/2025	2,022,727
90,000	Series 2002-B, 5.13%, due 1/1/2027 Pre-Refunded 1/1/2025	91,679
160,000	Series 2002-B, 5.13%, due 1/1/2027	161,741
1,000,000	Series 2019-A, 5.00%, due 1/1/2044	1,023,112
1,250,000	Chicago Midway International Airport Revenue Refunding, Series 2023-A, (BAM Insured), 5.50%, due 1/1/2053	1,366,088
	Chicago Refunding General Obligation
1,000,000	Series 2005-D, 5.50%, due 1/1/2040	1,005,953
3,000,000	Series 2017-A, 6.00%, due 1/1/2038	3,141,434
1,560,000	Illinois Finance Authority Refunding Revenue (Presence Health Network Obligated Group), Series 2016-C, 5.00%, due 2/15/2031	1,640,129
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
$1,000,000	Illinois Finance Authority Revenue Refunding (Northwestern Memorial Health Care Obligated Group), Series 2017-A, 4.00%, due 7/15/2047	$975,675
1,905,000	Illinois Sports Facilities Authority Capital Appreciation Revenue (Saint Tax Supported), Series 2001, (AMBAC Insured), 0.00%, due 6/15/2026	1,723,294
	Illinois State General Obligation
5,200,000	Series 2017-D, 5.00%, due 11/1/2028	5,548,227
775,000	Series 2021-A, 5.00%, due 3/1/2046	820,290
5,000,000	Series 2023-B, 4.50%, due 5/1/2048	5,016,696
4,250,000	Illinois State General Obligation Refunding, Series 2016, 5.00%, due 2/1/2024	4,250,000
	Southern Illinois University Certificate of Participation (Capital Improvement Project)
945,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2027	946,033
1,375,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2028	1,376,444
715,000	Series 2014-A-1, (BAM Insured), 5.00%, due 2/15/2029	715,721
1,500,000	Upper Illinois River Valley Development Authority Revenue Refunding (Cambridge Lakes Learning Center), Series 2017-A, 5.25%, due 12/1/2047	1,327,064 (e)
		38,861,406
Indiana 0.6%
2,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.13%, due 3/1/2057	2,167,622
Iowa 0.3%
1,105,000	Iowa State Higher Education Loan Authority Revenue (Des Moines University Project), Series 2020, 5.00%, due 10/1/2028	1,169,197
Kansas 0.2%
	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project)
230,000	Series 2019, 3.60%, due 6/1/2030	225,826
720,000	Series 2021, 3.50%, due 6/1/2034	654,246
		880,072
Kentucky 0.5%
1,350,000	Ashland City Kentucky Medical Center Refunding Revenue (Ashland Hospital Corp. DBA Kings Daughter Medical Center), Series 2019, (AGM Insured), 3.00%, due 2/1/2040	1,108,104
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	506,029
		1,614,133
Louisiana 1.7%
630,825	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	560,641 (e)
1,715,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	1,644,060 (e)
1,885,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.25%, due 7/1/2053	2,078,305
1,775,000	Louisiana State Public Facilities Authority Revenue (Southwest Louisiana Charter Academy Foundation Project), Series 2013-A, 7.63%, due 12/15/2028	1,776,458
		6,059,464
Maine 0.5%
2,600,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	1,838,496 (e)
Maryland 0.1%
300,000	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	300,677
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Massachusetts 0.6%
	Massachusetts State Development Finance Agency Revenue (Milford Regional Medical Center)
$200,000	Series 2014-F, 5.00%, due 7/15/2024	$200,156
415,000	Series 2014-F, 5.00%, due 7/15/2025	415,348
200,000	Series 2014-F, 5.00%, due 7/15/2026	200,196
190,000	Series 2014-F, 5.00%, due 7/15/2027	190,203
	Massachusetts State Education Financing Authority Revenue
860,000	Series 2012-J, 4.70%, due 7/1/2026	860,205
125,000	Series 2023-C, 5.00%, due 7/1/2053	124,278
		1,990,386
Michigan 2.1%
1,500,000	Detroit Downtown Development Authority Tax Increment Revenue Refunding (Catalyst Development Project), Series 2018-A, (AGM Insured), 5.00%, due 7/1/2048	1,489,010
	Michigan State Building Authority Revenue (Facilities Program)
2,880,000	Series 2022-I, 5.25%, due 10/15/2057	3,145,238
2,000,000	Series 2022-I, 5.00%, due 10/15/2047	2,177,547
750,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Improvement Project), Series 2018, 5.00%, due 6/30/2048	765,601
		7,577,396
Minnesota 0.7%
2,000,000	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group), Series 2024, 5.25%, due 1/1/2054	2,202,053 (i)
400,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	386,839 (e)
		2,588,892
Mississippi 0.4%
1,625,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	1,494,071 (e)
Nebraska 3.0%
10,250,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	10,831,030
Nevada 0.3%
	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy)
445,000	Series 2015-A, 4.00%, due 12/15/2025	437,285 (e)
500,000	Series 2015-A, 5.13%, due 12/15/2045	478,120 (e)
		915,405
New Hampshire 0.2%
750,000	New Hampshire Business Finance Authority Revenue (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	594,006 (e)
New Jersey 5.7%
	New Jersey Economic Development Authority Revenue (The Goethals Bridge Replacement Project)
500,000	Series 2013-A, 5.25%, due 1/1/2025	500,536
500,000	Series 2013-A, 5.50%, due 1/1/2026	500,551
7,000,000	New Jersey State Economic Development Authority Revenue (School Facilities Construction Program), Series 2019, 4.00%, due 6/15/2049	6,745,454
	New Jersey State Economic Development Authority School Revenue (Beloved Community Charter, School, Inc. Project)
1,105,000	Series 2019-A, 5.00%, due 6/15/2049	1,015,639 (e)
725,000	Series 2019-A, 5.00%, due 6/15/2054	656,903 (e)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New Jersey – cont'd
$4,150,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2023-BB, 5.25%, due 6/15/2050	$4,575,411
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
1,250,000	Series 2018-A, 5.00%, due 12/15/2036	1,343,445
4,000,000	Series 2018-A, 4.25%, due 12/15/2038	4,067,027
1,000,000	Series 2018-A, (BAM Insured), 4.00%, due 12/15/2037	1,019,022
		20,423,988
New Mexico 0.4%
1,500,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	1,405,069 (e)
New York 31.0%
	Albany Capital Resource Corp. Refunding Revenue (Albany College of Pharmacy & Health Sciences)
380,000	Series 2014-A, 5.00%, due 12/1/2027	383,850
375,000	Series 2014-A, 5.00%, due 12/1/2028	378,829
270,000	Series 2014-A, 5.00%, due 12/1/2029	272,813
750,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	543,145
500,000	Buffalo & Erie County Industrial Land Development Corp. Revenue (Tapestry Charter School Project), Series 2017, 5.00%, due 8/1/2047	464,721
1,550,000	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Charter School for Applied Technologies Project), Series 2017-A, 5.00%, due 6/1/2035	1,601,507
	Buffalo & Erie County Industrial Land Development Corp. Revenue Refunding (Orchard Park)
500,000	Series 2015, 5.00%, due 11/15/2027	506,869
500,000	Series 2015, 5.00%, due 11/15/2028	506,955
625,000	Series 2015, 5.00%, due 11/15/2029	633,586
	Build NYC Resource Corp. Refunding Revenue (City University - Queens College)
270,000	Series 2014-A, 5.00%, due 6/1/2026	271,113
225,000	Series 2014-A, 5.00%, due 6/1/2029	225,942
500,000	Build NYC Resource Corp. Refunding Revenue (Methodist Hospital Project), Series 2014, 5.00%, due 7/1/2029 Pre-Refunded 7/1/2024	503,601
2,595,000	Build NYC Resource Corp. Refunding Revenue (New York Law School Project), Series 2016, 4.00%, due 7/1/2045	2,203,486
	Build NYC Resource Corp. Refunding Revenue (Packer Collegiate Institute Project)
155,000	Series 2015, 5.00%, due 6/1/2026	158,284
125,000	Series 2015, 5.00%, due 6/1/2027	127,501
195,000	Series 2015, 5.00%, due 6/1/2028	198,620
220,000	Series 2015, 5.00%, due 6/1/2029	223,740
325,000	Series 2015, 5.00%, due 6/1/2030	330,144
	Build NYC Resource Corp. Revenue
1,665,000	Series 2014, 5.00%, due 11/1/2024	999,000
835,000	Series 2014, 5.25%, due 11/1/2029	501,000
650,000	Series 2014, 5.25%, due 11/1/2034	390,000
975,000	Series 2014, 5.50%, due 11/1/2044	585,000
1,000,000	Build NYC Resource Corp. Revenue (Metropolitan Lighthouse Charter School Project), Series 2017-A, 5.00%, due 6/1/2047	992,174 (e)
1,400,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	1,317,090 (e)
750,000	Build NYC Resource Corp. Revenue (Shefa School Project), Series 2021-A, 5.00%, due 6/15/2051	657,002 (e)
280,000	Build NYC Resource Corp. Solid Waste Disposal Refunding Revenue (Pratt Paper, Inc. Project), Series 2014, 4.50%, due 1/1/2025	280,310 (e)
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
	Dutchess County Local Development Corp. Revenue (Culinary Institute of America Project)
$200,000	Series 2016-A-1, 5.00%, due 7/1/2041	$202,423
275,000	Series 2016-A-1, 5.00%, due 7/1/2046	277,055
	Hempstead Town Local Development Corp. Revenue (Molloy College Project)
735,000	Series 2014, 5.00%, due 7/1/2024	738,960
390,000	Series 2018, 5.00%, due 7/1/2030	409,113
405,000	Series 2018, 5.00%, due 7/1/2031	424,024
425,000	Series 2018, 5.00%, due 7/1/2032	444,329
450,000	Series 2018, 5.00%, due 7/1/2033	469,769
1,044,830	Jefferson County Industrial Development Agency Solid Waste Disposal Revenue (Green Bond-Reenergy Black River LLC Project), Series 2014, 5.25%, due 1/1/2024	104,483 (c)(d)
	Metropolitan Transportation Authority Revenue (Green Bond)
1,500,000	Series 2020-C-1, 5.00%, due 11/15/2050	1,572,269
10,500,000	Series 2020-D-3, 4.00%, due 11/15/2049	9,945,452
3,000,000	Series 2020-D-3, 4.00%, due 11/15/2050	2,828,811
300,000	Monroe County Industrial Development Corp. Revenue (Monroe Community College), Series 2014, (AGM Insured), 5.00%, due 1/15/2029	300,550
	Monroe County Industrial Development Corp. Revenue (Nazareth College of Rochester Project)
500,000	Series 2013-A, 5.00%, due 10/1/2024	500,432
500,000	Series 2013-A, 5.00%, due 10/1/2025	500,542
250,000	Series 2013-A, 4.00%, due 10/1/2026	250,011
210,000	Monroe County Industrial Development Corp. Revenue (Saint John Fisher College), Series 2012-A, 5.00%, due 6/1/2025	210,251
700,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 2.80%, due 1/1/2034	700,000 (g)
1,000,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	1,005,483
4,175,000	Nassau County Tobacco Settlement Corp. Asset Backed, Series 2006-A-3, 5.13%, due 6/1/2046	3,959,350
	New York City Industrial Development Agency Revenue (Yankee Stadium Project)
4,000,000	Series 2020-A, 3.00%, due 3/1/2049	3,015,326
2,000,000	Series 2020-A, (AGM Insured), 3.00%, due 3/1/2049	1,542,253
2,990,000	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds), Series 2022-DD, 4.50%, due 6/15/2033	2,990,000 (g)
	New York General Obligation
1,000,000	Series 2012-3, 3.95%, due 4/1/2042	1,000,000 (g)
1,000,000	Series 2019-B3, 4.50%, due 10/1/2046	1,000,000 (g)
1,000,000	New York Liberty Development Corp. Refunding Revenue (3 World Trade Center Project), Series 2014, 5.38%, due 11/15/2040	1,000,713 (e)
2,000,000	New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters), Series 2005, 5.25%, due 10/1/2035	2,356,072
750,000	New York Liberty Development Corp. Revenue Refunding (Bank of America Tower at One Bryant Park Project), Series 2019, Class 3, 2.80%, due 9/15/2069	680,787
1,450,000	New York State Dormitory Authority Revenue, Series 2018-A, 5.00%, due 7/1/2048	1,513,701
780,000	New York State Dormitory Authority Revenue Non State Supported Debt (Culinary Institute of America), Series 2013, 4.63%, due 7/1/2025	780,450
	New York State Dormitory Authority Revenue Non State Supported Debt (Touro College & University System Obligated Group)
460,000	Series 2014-A, 4.00%, due 1/1/2026 Pre-Refunded 7/1/2024	461,723
470,000	Series 2014-A, 4.00%, due 1/1/2027 Pre-Refunded 7/1/2024	471,761
200,000	Series 2014-A, 4.00%, due 1/1/2028 Pre-Refunded 7/1/2024	200,749
275,000	Series 2014-A, 4.13%, due 1/1/2029 Pre-Refunded 7/1/2024	276,170
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$475,000	New York State Dormitory Authority Revenue Non State Supported Debt (Vaughn College of Aeronautics & Technology), Series 2016, 5.00%, due 12/1/2026	$473,542 (e)
400,000	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Garnet Health Medical Center), Series 2017, 5.00%, due 12/1/2035	379,991 (e)
	New York State Dormitory Authority Revenue Refunding Non State Supported Debt (Orange Regional Medical Center)
200,000	Series 2017, 5.00%, due 12/1/2036	187,388 (e)
400,000	Series 2017, 5.00%, due 12/1/2037	369,260 (e)
1,000,000	New York State Dormitory Authority Revenue State Supported Debt (New School), Series 2022-A, 4.00%, due 7/1/2052	933,248
	New York State Environmental Facilities Corp. Solid Waste Disposal Revenue (Casella Waste System, Inc. Project)
500,000	Series 2014, 2.88%, due 12/1/2044 Putable 12/3/2029	451,730 (e)
500,000	Series 2020-R-1, 2.75%, due 9/1/2050 Putable 9/2/2025	483,654
660,000	New York State Housing Finance Agency Revenue (Affordable Housing), Series 2012-F, (SONYMA Insured), 3.05%, due 11/1/2027	660,081
830,000	New York State Housing Finance Agency Revenue Refunding (Affordable Housing), Series 2020-H, 2.45%, due 11/1/2044	615,468
3,045,000	New York State Mortgage Agency Homeowner Mortgage Refunding Revenue, Series 2014-189, 3.45%, due 4/1/2027	3,041,684
1,500,000	New York State Transportation Development Corp. Special Facility Refunding Revenue (American Airlines, Inc.-John F Kennedy International Airport Project), Series 2016, 5.00%, due 8/1/2031	1,500,009
4,000,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C&D Redevelopment), Series 2018-A, 5.00%, due 1/1/2033	4,120,042
	New York State Transportation Development Corp. Special Facility Revenue (JFK International Airport New Terminal 1 Project)
750,000	Series 2023, 6.00%, due 6/30/2054	827,829
3,000,000	Series 2023, 5.38%, due 6/30/2060	3,139,424
1,145,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project), Series 2016-A, 4.00%, due 7/1/2041	1,087,876
2,000,000	New York State Transportation Development Corp. Special Facility Revenue (LaGuardia Airport Terminal C&D Redevelopment Project), Series 2023, 5.63%, due 4/1/2040	2,166,542
	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project)
100,000	Series 2020-A, 4.00%, due 12/1/2042	93,821
400,000	Series 2020-C, 4.00%, due 12/1/2042	387,152
500,000	Series 2022, 5.00%, due 12/1/2039	532,319
1,000,000	Niagara Area Development Corp. Solid Waste Disposal Facility Revenue Refunding (Covanta Project), Series 2018-A, 4.75%, due 11/1/2042	877,743 (e)
	Niagara Frontier Transportation Authority Revenue Refunding (Buffalo Niagara International Airport)
375,000	Series 2019-A, 5.00%, due 4/1/2037	393,240
350,000	Series 2019-A, 5.00%, due 4/1/2038	365,190
350,000	Series 2019-A, 5.00%, due 4/1/2039	364,694
7,125,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Forty Two), Series 2023-242, 5.00%, due 12/1/2053	7,504,899
1,920,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Thirty Two), Series 2022-232, 4.63%, due 8/1/2052	1,963,164
500,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred), Series 2017, 5.00%, due 4/15/2057	516,131
	TSASC, Inc. Revenue Refunding
580,000	Series 2017-A, 5.00%, due 6/1/2028	606,093
3,000,000	Series 2017-A, 5.00%, due 6/1/2041	3,045,712
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$5,000,000	Utility Debt Securitization Authority Revenue, Series 2013-TE, 5.00%, due 12/15/2028 Pre-Refunded 12/15/2024	$5,010,222
	Westchester County Local Development Corp. Refunding Revenue (Westchester Medical Center)
825,000	Series 2016, 5.00%, due 11/1/2030	829,647
1,000,000	Series 2016, 3.75%, due 11/1/2037	846,829
1,500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	1,235,385 (e)
1,000,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	986,845
1,600,000	Westchester County Local Development Corp. Revenue Refunding (Wartburg Senior Housing Project), Series 2015-A, 5.00%, due 6/1/2030	1,477,691 (e)
665,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	633,533
5,000,000	Yonkers Industrial Development Agency School Facilities Revenue (New Community School Project), Series 2022, 5.00%, due 5/1/2047	5,407,356
		110,904,728
North Carolina 3.3%
	Charlotte Airport Revenue
1,250,000	Series 2023-B, 5.00%, due 7/1/2044	1,350,753
1,500,000	Series 2023-B, 5.00%, due 7/1/2048	1,604,234
3,590,000	North Carolina Housing Finance Agency Homeownership Refunding Revenue, Series 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	2,664,571
1,700,000	North Carolina Medical Care Commission Retirement Facilities Revenue, Series 2020-A, 4.00%, due 9/1/2050	1,304,825
700,000	North Carolina Medical Care Commission Retirement Facilities Revenue (Twin Lakes Community), Series 2019-A, 5.00%, due 1/1/2049	662,779
4,000,000	North Carolina Turnpike Authority Revenue (Triangle Expressway System), Series 2024-A, (AGM Insured), 5.00%, due 1/1/2058	4,288,563
		11,875,725
Ohio 7.9%
23,045,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	21,757,292
1,000,000	Jefferson County Port Economic Development Authority Revenue (JSW Steel USA, Ohio, Inc. Project), Series 2021, 3.50%, due 12/1/2051	727,957 (e)
2,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	2,266,452 (e)
1,000,000	Ohio State Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project), Series 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	890,272
2,335,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	2,240,008
510,000	Southern Ohio Port Exempt Facility Authority Revenue (PureCycle Project), Series 2020-A, 7.00%, due 12/1/2042	405,417 (e)
		28,287,398
Oklahoma 0.7%
2,000,000	Oklahoma State Development Finance Authority Health Systems Revenue (OU Medicine Project), Series 2018-B, 5.00%, due 8/15/2033	2,008,188
	Tulsa Airport Improvement Trust Refunding Revenue
250,000	Series 2015-A, (BAM Insured), 5.00%, due 6/1/2024	250,956
400,000	Series 2015-A, (BAM Insured), 5.00%, due 6/1/2025 Pre-Refunded 6/1/2024	401,662
		2,660,806
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Oregon 0.5%
$25,000	Oregon State Housing & Community Service Department Multi-Family Revenue, Series 2012-B, (FHA/GNMA/FNMA/FHLMC Insured), 3.50%, due 7/1/2027	$24,984
2,180,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	1,622,679
		1,647,663
Pennsylvania 5.0%
2,000,000	Allentown Neighborhood Improvement Zone Development Authority Revenue (City Center Project), Series 2024, 5.00%, due 5/1/2042	2,016,737 (e)
2,830,000	Lancaster County Hospital Authority Refunding Revenue (Health Centre-Landis Homes Retirement Community Project), Series 2015-A, 4.25%, due 7/1/2030	2,737,255
5,000,000	Leigh County Industrial Development Authority Pollution Control Revenue Refunding, Series 2016-A, 3.00%, due 9/1/2029	4,879,171
2,350,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	895,937 (e)(f)
7,255,000	Philadelphia Water & Wastewater Revenue Refunding, Series 2023-B, (AGM Insured), 4.50%, due 9/1/2048	7,476,198
		18,005,298
Puerto Rico 7.7%
1,750,000	Puerto Rico Commonwealth General Obligation (Restructured), Series 2021-A1, 4.00%, due 7/1/2046	1,552,395
875,000	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project), Series 2021, 5.00%, due 7/1/2027	916,011
25,052,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	25,070,508
		27,538,914
Rhode Island 0.7%
3,045,000	Rhode Island State Housing & Mortgage Finance Corp. Revenue (Homeownership Opportunity), Series 2020-73, 2.30%, due 10/1/2040	2,370,284
South Carolina 1.9%
3,110,000	Patriots Energy Group Financing Agency Revenue Refunding, Series 2023-B-1, 5.25%, due 2/1/2054 Putable 3/1/2031	3,365,954
1,875,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	1,994,209
550,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	330,830 (e)
2,325,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	406,643 #(c)(d)(e)(f)
750,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	75,000 (e)(f)
750,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2024-A, 4.75%, due 1/1/2054	763,215 (i)
		6,935,851
Tennessee 0.4%
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	1,511,525
Texas 14.2%
250,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	251,986
	Arlington Higher Education Finance Corp. Revenue (Universal Academy)
120,000	Series 2014-A, 5.88%, due 3/1/2024	119,954
1,000,000	Series 2014-A, 6.63%, due 3/1/2029	1,000,372
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$730,000	Austin Community College District Public Facility Corp. Lease Revenue, Series 2018-C, 4.00%, due 8/1/2042	$727,489
250,000	Dallas County Flood Control District No. 1 Refunding General Obligation, Series 2015, 5.00%, due 4/1/2028	250,052 (e)
3,000,000	Dallas Fort Worth International Airport Revenue Refunding, Series 2023-B, 5.00%, due 11/1/2047	3,330,192
2,085,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD Insured), 2.75%, due 2/15/2052	1,510,816
3,050,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	3,005,475
2,000,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-B, 4.75%, due 11/1/2042	2,000,387
7,100,000	Fort Bend County Texas Public Facility Corp. Revenue, Series 2023, 5.00%, due 3/1/2053	7,654,120
	Hale Center Education Facilities Corp. Revenue Refunding (Wayland Baptist University Project)
405,000	Series 2022, 5.00%, due 3/1/2033	434,711
1,000,000	Series 2022, 5.00%, due 3/1/2034	1,071,438
1,825,000	Series 2022, 4.00%, due 3/1/2035	1,807,016
960,000	Harris County Cultural Education Facilities Finance Corp. Revenue (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 5.75%, due 1/1/2028	960,698
	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy)
545,000	Series 2019-A, 5.00%, due 8/15/2039	528,386 (e)
520,000	Series 2019-A, 5.00%, due 8/15/2049	475,895 (e)
	New Hope Cultural Education Facilities Finance Corp. Revenue (Bridgemoor Plano Project)
2,000,000	Series 2018-A-1, 7.25%, due 12/31/2030	1,996,541
354,958	Series 2018-A-2, 0.00%, due 12/31/2030	196,706
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	175,000 (f)
	Parkway Utility District Water & Sewer System Revenue
495,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2033	471,540
690,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2034	658,044
545,000	Series 2022, (AGM Insured), 3.00%, due 3/1/2035	505,366
	Texas Private State Activity Bond Surface Transportation Corp. Revenue (Senior Lien-Blueridge Transportation Group LLC)
5,460,000	Series 2016, 5.00%, due 12/31/2045	5,478,190
4,750,000	Series 2016, 5.00%, due 12/31/2050	4,754,675
3,750,000	Series 2016, 5.00%, due 12/31/2055	3,728,276
1,000,000	Texas State Private Activity Bond Surface Transportation Corp. Revenue (Segment 3C Project), Series 2019, 5.00%, due 6/30/2058	1,011,279
	Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding (Senior Lien-NTE Mobility Partners Segments 3 LLC)
1,750,000	Series 2023, 5.38%, due 6/30/2037	1,873,443
1,000,000	Series 2023, 5.38%, due 6/30/2039	1,068,860
1,000,000	Series 2023, 5.50%, due 6/30/2040	1,072,996
2,350,000	Series 2023, 5.50%, due 6/30/2041	2,519,566
		50,639,469
Utah 2.0%
	Salt Lake City Airport Revenue
1,000,000	Series 2017-A, 5.00%, due 7/1/2042	1,022,952
2,000,000	Series 2017-A, 5.00%, due 7/1/2047	2,031,408
1,000,000	Series 2018-A, 5.00%, due 7/1/2043	1,026,476
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Utah – cont'd
$3,000,000	Salt Lake County Hospital Revenue (IHC Health Service, Inc.), Series 2001, (AMBAC Insured), 5.40%, due 2/15/2028	$3,056,541
		7,137,377
Vermont 1.0%
1,000,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2022-A-1, 5.00%, due 6/1/2052 Putable 6/1/2027	1,005,062 (e)
	Vermont Student Assistant Corp. Education Loan Revenue
1,800,000	Series 2014-A, 5.00%, due 6/15/2024	1,808,374
755,000	Series 2015-A, 4.13%, due 6/15/2027	754,623
		3,568,059
Virgin Islands 2.2%
7,500,000	Matching Fund Special Purpose Securitization Corp. Refunding, Series 2022-A, 5.00%, due 10/1/2039	7,690,193
Virginia 1.1%
3,700,000	Virginia Beach Development Authority Revenue, Series 2023-A, 7.00%, due 9/1/2059	3,985,963
Washington 2.4%
5,290,000	Vancouver Downtown Redevelopment Authority Revenue (Conference Center Project), Series 2013, 4.00%, due 1/1/2028	5,294,232
1,000,000	Washington State Economic Development Finance Authority Environmental Facilities Revenue (Green Bond), Series 2020-A, 5.63%, due 12/1/2040	991,863 (e)
790,000	Washington State Health Care Facilities Authority Revenue Refunding (Virginia Mason Medical Center), Series 2017, 5.00%, due 8/15/2026	810,548
1,440,911	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	1,356,786
		8,453,429
West Virginia 1.3%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,721,620
1,500,000	Series 2023-B, (AGM Insured), 5.38%, due 9/1/2053	1,638,089
1,400,000	West Virginia Hospital Finance Authority Revenue Refunding (Charleston Area Medical Center, Inc.), Series 2019-A, 5.00%, due 9/1/2039	1,444,704
		4,804,413
Wisconsin 3.0%
1,600,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8109, 3.43%, due 4/1/2055	1,600,000 (e)(g)
2,000,000	Public Finance Authority Airport Facility Revenue Refunding (Trips Obligation Group), Series 2012-B, 5.00%, due 7/1/2042	2,000,422
870,000	Public Finance Authority Education Revenue (Pine Lake Preparatory, Inc.), Series 2015, 4.95%, due 3/1/2030	877,342 (e)
200,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	200,786 (e)
600,000	Public Finance Authority Retirement Facility Revenue Refunding (Friends Homes), Series 2019, 5.00%, due 9/1/2054	527,740 (e)
1,140,000	Public Finance Authority Revenue (Candela Project), Series 2023, 6.13%, due 12/15/2029	1,135,805 (e)
	Public Finance Authority Revenue Refunding (Celanese Project)
210,000	Series 2016-C, 4.30%, due 11/1/2030	205,652
3,000,000	Series 2016-D, 4.05%, due 11/1/2030	2,894,914
590,000	Public Finance Authority Revenue Refunding (Roseman University Health Sciences Project), Series 2015, 5.00%, due 4/1/2025	590,192
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$800,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	$597,080 (e)
		10,629,933
Total Municipal Notes (Cost $592,418,662)		585,208,342
Total Investments 164.0% (Cost $593,302,700)		586,077,483
Liabilities Less Other Assets (0.2)%		(912,198)
Liquidation Preference of Variable Rate Municipal Term Preferred Shares (63.8%)		(227,900,000)(j)
Net Assets Applicable to Common Stockholders 100.0%		$357,265,285

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2024 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2024 amounted to $1,735,917, which represents
0.5% of net assets applicable to common stockholders of the Fund.

(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2024, these securities amounted to $77,483,161, which represents 21.7% of net assets applicable to common stockholders of the Fund.

(f)	Defaulted security.
(g)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2024.

(h)	Currently a zero coupon security; will convert to 7.30% on August 1, 2026.
(i)	When-issued security. Total value of all such securities at January 31, 2024 amounted to $2,965,268, which represents 0.8% of net assets applicable to common stockholders of the Fund.
(j)	Security fair valued as of January 31, 2024 in accordance with procedures approved by the valuation designee.
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2024 amounted to $1,631,434, which represents 0.5% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2024	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 1/31/2024
California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project)	1/17/2019	$2,240,625	$355,650	0.1%
Rialto Bioenergy Facility LLC	11/21/2023-12/31/2023	483,941	494,337	0.2%
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2024	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 1/31/2024
Rialto Bioenergy Facility LLC	11/30/2023-1/31/2024	$400,098	$374,804	0.1%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	2,221,585	406,643	0.1%
Total		$5,346,249	$1,631,434	0.5%
See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Loan Assignments#	$—	$—	$869,141	$869,141
Municipal Notes
California	—	127,243,818	355,650	127,599,468
New York	—	110,800,245	104,483	110,904,728
South Carolina	—	6,529,208	406,643	6,935,851
Other Municipal Notes#	—	339,768,295	—	339,768,295
Total Municipal Notes	—	584,341,566	866,776	585,208,342
Total Investments	$—	$584,341,566	$1,735,917	$586,077,483

#	The Schedule of Investments provides information on the state/territory categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2023	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2024
Investments in Securities:
Loan Assignments(1)	$—	$12	$—	$(15)	$872	$—	$—	$—	$869	$(15)
Municipal Notes(1)	511	1	—	(722)	—	(380)	1,457	—	867	(722)
Total	$511	$13	$—	$(737)	$872	$(380)	$1,457	$—	$1,736	$(737)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$866,776	Market Approach	Recovery Value (of Par Value)	10.0% - 17.5%	15.6%	Increase
Loan Assignments	869,141	Market Approach	Transaction Price (of Par Value)	91.1% - 100.0%	96.3%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s outstanding Variable Rate Municipal Term Preferred Shares as of January 31, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Variable Rate Municipal Term Preferred Shares(a)	$—	$(227,900,000)	$—	$(227,900,000)
Total Variable Rate Municipal Term Preferred Shares	$—	$(227,900,000)	$—	$(227,900,000)

(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

See Notes to Schedule of Investments

Schedule of Investments Municipal Fund Inc.^ (Unaudited)  (cont’d)
^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

January 31, 2024
Notes to Schedule of Investments Municipal Fund Inc. (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by Neuberger Berman Municipal Fund Inc. (the "Fund") are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments in municipal notes is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions (generally Level 2 inputs). Other Level 2 and 3 inputs used by independent pricing services to value municipal notes include current trades, bid-wanted lists (which inform the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, appraisals, bid offers and specific data on specialty issues.
The value of the Fund's Variable Rate Municipal Term Preferred Shares ("VMTPS") is estimated to be their liquidation preference (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Directors designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.

Notes to Schedule of Investments Municipal Fund Inc. (Unaudited) (cont'd)
Legend

Benchmarks:
SOFR	= Secured Overnight Financing Rate
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
For information on the Fund's significant accounting policies, please refer to the Fund's most recent stockholder reports.